Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep. 30, 2012
Trading Symbol	actn
Entity Registrant Name	Longhai Steel Inc.
Entity Central Index Key	0001296286
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY